GMDB, GMIB AND NO LAPSE GUARANTEE FEATURES (TABLES)	12 Months Ended
Dec. 31, 2013
Variable Annuity Contracts GMDB and GMIB Tables [Abstract]
Variable Annuity Contracts- GMDB GMIB [Table Text Block]
	GMDB	GMIB	Total

	(In Millions)

Balance at January 1, 2011	$6	$2	$8
Paid guarantee benefits	(2)	0	(2)
Other changes in reserve	3	0	3
Balance at December 31, 2011	7	2	9
Paid guarantee benefits	(2)	0	(2)
Other changes in reserve	3	0	3
Balance at December 31, 2012	8	2	10
Paid guarantee benefits	(3)	0	(3)
Other changes in reserve	0	0	0
Balance at December 31, 2013	$5	$2	$7

Guaranteed Minimum Death Benefit Reinsurance Ceded [Table Text Block]

GMDB

(In Millions)

Balance at January 1, 2011	$3
Paid guarantee benefits	0
Other changes in reserve	1
Balance at December 31, 2011	4
Paid guarantee benefits	0
Other changes in reserve	1
Balance at December 31, 2012	5
Paid guarantee benefits	(1)
Other changes in reserve	1
Balance at December 31, 2013	$5

Schedule Of Net Amount Of Risk By Product And Guarantee [Text Block]
	Return
	of
	Premium	Ratchet	Roll-Up		Combo		Total

	(Dollars In Millions)

GMDB:
Account values invested in:
General Account	$119	$192	$	N/A		$30	$341
Separate Accounts	$321	$407	$	N/A		$62	$790
Net amount at risk, gross	$2	$33	$	N/A		$11	$46
Net amount at risk, net of
amounts reinsured	$0	$0	$	N/A		$0	$0
Average attained age
of contractholders	66.2	66.9		N/A		67.0	66.6
Percentage of contractholders
over age 70	26.8%	27.5%		N/A		26.7%	27.2%
Contractually specified
interest rates	N/A	N/A		N/A		5.0%	5.0%

GMIB:
Account values invested in:
General Account	N/A	N/A		$30	$	N/A	$30
Separate Accounts	N/A	N/A		$61	$	N/A	$61
Net amount at risk, gross	N/A	N/A		$2	$	N/A	$2
Net amount at risk, net of
amounts reinsured	N/A	N/A		$0	$	N/A	$0
Weighted average years
remaining until annuitization	N/A	N/A		1.5		N/A	1.5
Contractually specified
interest rates	N/A	N/A		5.0%		N/A	5.0%

Schedule Of Fair Value Of Separate Accounts By Major Category Of Investment [Text Block]
Investment in Variable Insurance Trust Mutual Funds

	December 31,
	2013	2012

	(In Millions)
GMDB:
Equity	$696	$643
Fixed income	57	73
Balanced	16	15
Other	21	28
Total	$790	$759

GMIB:
Equity	$52	$47
Fixed income	8	9
Other	1	3
Total	$61	$59